CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)		Common stock		Treasury Stock		Additional Paid in Capital [Member]		Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2017		$ 3,000				$ 5,184,000		$ (289,740,000)	$ (284,553,000)
Beginning Balance (in shares) at Dec. 31, 2017		2,668,689		65,572
Net loss								(55,803,000)	(55,803,000)
Shares issued (in shares)		90,000
Shares repurchased (shares)				95,082
Ending Balance at Dec. 31, 2018		$ 3,000				5,184,000		(345,543,000)	(340,356,000)
Ending Balance (in shares) at Dec. 31, 2018		2,758,689		160,654
Net loss		$ 0	[1]	$ 0	[1]	0	[1]	(23,440,000)	(23,440,000)
Shares issued		$ 0	[1]	$ 0	[1]	0	[1]	0	0
Shares issued (in shares)	[1]	10,105		0
Ending Balance at Mar. 31, 2019		$ 0	[1]	$ 0	[1]	5,187,000	[1]	(368,983,000)	(363,796,000)
Ending Balance (in shares) at Mar. 31, 2019	[1]	317,936		17,927
Beginning Balance at Dec. 31, 2018		$ 3,000				5,184,000		(345,543,000)	(340,356,000)
Beginning Balance (in shares) at Dec. 31, 2018		2,758,689		160,654
Net loss									(45,387,000)
Ending Balance at Jun. 30, 2019		$ 0	[1]	$ 0	[1]	5,187,000	[1]	(390,930,000)	(385,743,000)
Ending Balance (in shares) at Jun. 30, 2019	[1]	317,936		22,103
Beginning Balance at Dec. 31, 2018		$ 3,000				5,184,000		(345,543,000)	(340,356,000)
Beginning Balance (in shares) at Dec. 31, 2018		2,758,689		160,654
Net loss								(98,895,000)	(98,895,000)
Shares issued (in shares)		336,961
Shares repurchased (shares)				37,428
Ending Balance at Dec. 31, 2019		$ 3,000				5,184,000		(444,438,000)	(439,251,000)
Ending Balance (in shares) at Dec. 31, 2019		3,095,650		198,082
Beginning Balance at Mar. 31, 2019		$ 0	[1]	$ 0	[1]	5,187,000	[1]	(368,983,000)	(363,796,000)
Beginning Balance (in shares) at Mar. 31, 2019	[1]	317,936		17,927
Net loss		$ 0	[1]	$ 0	[1]	0	[1]	(21,947,000)	(21,947,000)
Share repurchased		0	[1]	0	[1]	0	[1]	0	0
Ending Balance at Jun. 30, 2019		$ 0	[1]	$ 0	[1]	5,187,000	[1]	(390,930,000)	(385,743,000)
Ending Balance (in shares) at Jun. 30, 2019	[1]	317,936		22,103
Beginning Balance at Dec. 31, 2019		$ 3,000				5,184,000		(444,438,000)	(439,251,000)
Beginning Balance (in shares) at Dec. 31, 2019		3,095,650		198,082
Net loss		$ 0	[1]	$ 0	[1]	0	[1]	(34,618,000)	(34,618,000)
Ending Balance at Mar. 31, 2020		$ 0	[1]	$ 0	[1]	5,187,000	[1]	(479,056,000)	(473,869,000)
Ending Balance (in shares) at Mar. 31, 2020	[1]	345,431		22,103
Beginning Balance at Dec. 31, 2019		$ 3,000				5,184,000		(444,438,000)	(439,251,000)
Beginning Balance (in shares) at Dec. 31, 2019		3,095,650		198,082
Net loss									(84,408,000)
Ending Balance at Jun. 30, 2020		$ 5,000	[1]	$ 0	[1]	466,047,000	[1]	(468,775,000)	(2,723,000)
Ending Balance (in shares) at Jun. 30, 2020	[1]	50,160,042		0
Beginning Balance at Mar. 31, 2020		$ 0	[1]	$ 0	[1]	5,187,000	[1]	(479,056,000)	(473,869,000)
Beginning Balance (in shares) at Mar. 31, 2020	[1]	345,431		22,103
Net loss		$ 0	[1]	$ 0	[1]	0	[1]	(49,790,000)	(49,790,000)
Ending Balance at Jun. 30, 2020		$ 5,000	[1]	$ 0	[1]	$ 466,047,000	[1]	$ (468,775,000)	$ (2,723,000)
Ending Balance (in shares) at Jun. 30, 2020	[1]	50,160,042		0

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.